DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
	Balance sheet line item	December 31,
		2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$2,984	$9,806
		$2,984	$9,806
Derivatives not designated as hedging instruments:
		$–	$–
Total		$2,984	$9,806

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	$(961)	$4,273	$(5,861)	$8,741	$–	$–
Total	$(961)	$4,273	$(5,861)	$8,741	$–	$–
	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Derivatives not designated as hedging instruments:
Foreign exchange contracts	$–	$–	$–	$–	$–	$–
Total	$–	$–	$–	$–	$–	$–

(*) Classified in operating expenses in the consolidated statement of operations.

Schedule of notional amounts of outstanding derivative
	As of December 31,
	2024	2023
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$209,487	$157,430
	$209,487	$157,430